Income Tax - Components of Income Tax Expense (Benefit) (Details) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Income Tax [Abstract]
Current tax expense	¥ 18,491	¥ 10,078	¥ 5,306
Deferred tax expense (benefit)	(56,356)	(14,274)	(4,465)
Changes related to origination and reversal of temporary differences	(57,017)	(13,095)	(4,628)
Changes in the tax rate	661	(1,179)	163
Total	¥ (37,865)	¥ (4,196)	¥ 841